CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Net income	$ 8,137	$ 16,194	$ 12,303
Foreign currency translation adjustments	13,733	(8,854)	(8,118)
Unrealized gain on available-for-sale investments, net of tax effect of US$420, US$219 and US$79 for the years ended September 30, 2018, 2019 and 2020, respectively	318	1,375	2,599
Comprehensive income	22,188	8,715	6,784
Less: comprehensive (loss) income attributable to noncontrolling interests	233	(7,195)	(1,196)
Comprehensive income attributable to China Distance Education Holdings Limited	$ 21,955	$ 15,910	$ 7,980